Financial Instruments - Exposure to Currency Risk (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash and investments	$ 399.6	$ 107.0	$ 283.6
Deferred tax assets and liabilities	(461.2)	(84.4)
Gains (losses) on change in value of foreign currency basis spreads, net of tax	7.7	2.0
Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash and investments	68.4	61.5
Other current and non-current assets	83.3	71.5
Income taxes receivable (payable), current and non- current	28.3	7.8
Accounts payable and accrued liabilities and non- current liabilities	(408.8)	(163.6)
Deferred tax assets and liabilities	(461.2)	(84.5)
Canadian dollar
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gains (losses) on change in value of foreign currency basis spreads, net of tax	4.1	(3.0)
Canadian dollar | Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash and investments	47.6	41.0
Other current and non-current assets	4.6	2.7
Income taxes receivable (payable), current and non- current	8.0	0.0
Accounts payable and accrued liabilities and non- current liabilities	(56.1)	(42.2)
Deferred tax assets and liabilities	12.0	24.0
Mexican peso
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gains (losses) on change in value of foreign currency basis spreads, net of tax	2.5	1.5
Mexican peso | Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash and investments	3.2	3.1
Other current and non-current assets	14.3	32.6
Income taxes receivable (payable), current and non- current	11.4	12.7
Accounts payable and accrued liabilities and non- current liabilities	(54.0)	(43.0)
Deferred tax assets and liabilities	33.9	(16.3)
Argentine peso | Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash and investments	0.4	9.3
Other current and non-current assets	21.5	9.3
Income taxes receivable (payable), current and non- current	0.0	0.9
Accounts payable and accrued liabilities and non- current liabilities	(79.0)	(33.5)
Deferred tax assets and liabilities	(12.1)	0.0
Bolivian boliviano | Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash and investments	9.2	4.8
Other current and non-current assets	8.0	6.6
Income taxes receivable (payable), current and non- current	(7.0)	(5.2)
Accounts payable and accrued liabilities and non- current liabilities	(7.6)	(8.7)
Deferred tax assets and liabilities	(3.8)	(4.5)
European euro | Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash and investments	0.1	0.0
Other current and non-current assets	0.0	0.0
Income taxes receivable (payable), current and non- current	(2.2)	0.0
Accounts payable and accrued liabilities and non- current liabilities	(0.1)	0.0
Deferred tax assets and liabilities	0.0	0.0
Peruvian sol
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gains (losses) on change in value of foreign currency basis spreads, net of tax	2.9	3.5
Peruvian sol | Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash and investments	6.1	3.2
Other current and non-current assets	22.0	20.2
Income taxes receivable (payable), current and non- current	5.1	(0.5)
Accounts payable and accrued liabilities and non- current liabilities	(87.2)	(28.9)
Deferred tax assets and liabilities	(68.1)	(87.7)
Guatemala quetzal | Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash and investments	0.2	0.1
Other current and non-current assets	0.1	0.1
Income taxes receivable (payable), current and non- current	(0.1)	(0.1)
Accounts payable and accrued liabilities and non- current liabilities	(9.6)	(7.3)
Deferred tax assets and liabilities	0.0	0.0
Chilean peso
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gains (losses) on change in value of foreign currency basis spreads, net of tax	(3.0)	0.0
Chilean peso | Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash and investments	1.2
Other current and non-current assets	7.2
Income taxes receivable (payable), current and non- current	18.5
Accounts payable and accrued liabilities and non- current liabilities	(75.9)
Deferred tax assets and liabilities	(89.8)
Brazilian real
Disclosure of nature and extent of risks arising from financial instruments [line items]
Gains (losses) on change in value of foreign currency basis spreads, net of tax	1.2	$ 0.0
Brazilian real | Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash and investments	0.4
Other current and non-current assets	5.6
Income taxes receivable (payable), current and non- current	(5.4)
Accounts payable and accrued liabilities and non- current liabilities	(39.3)
Deferred tax assets and liabilities	$ (333.3)